[Letterhead of Sullivan & Triggs, LLP]
November 19, 2007

Writer’s Direct Contact
(310) 451-8302
bsullivan@sullivantriggs.com
VIA EDGAR AND OVERNIGHT DELIVERY
H. Christopher Owings
Assistant Director
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Mail Stop 3561
Washington, D.C. 20549

Re:	BabyUniverse, Inc.
Amendment No. 1 to Registration Statement on Form S-3
Filed October 10, 2007
File No. 333-144430
Dear Mr. Owings:
     On behalf of BabyUniverse, Inc. (the “Company”), we are transmitting for filing Amendment No. 2 (the “Amendment”) to the Registration Statement on Form S-3 (File No. 333-144430) (the “Registration Statement”). A courtesy copy of the Amendment will be provided that is marked to show the changes to Amendment No. 1 to the Registration Statement as filed with the Securities and Exchange Commission (the “Commission”) on October 10, 2007.
     The Amendment is being filed in response to comments received from the Commission staff (the “Staff”) by letter dated November 8, 2007, to which we respond in this letter. The relevant text of the Staff’s comments has been included in this letter. The headings and numbering below correspond to the headings and numbering in the Staff’s letter.
Selling Shareholders, page 6
1.	Comment: We note your response to comment 1 in our letter dated August 6, 2007, however, we are still unable to determine the amount you have registered for resale. Specifically, the amounts you have registered for Janus Investment Fund, Janus Capital Funds and Small Cap Growth Portfolio do not appear to be consistent with the amounts that were issued pursuant to the terms of the Stock Purchase Agreement filed as Exhibit 99.3 to this registration statement. Specifically, it would appear that a total of 351,563 shares should be registered at this time, with 507,812 shares to be issuable to these shareholders at the consummation of the merger with eToys Direct pursuant to this Stock Purchase Agreement, with an additional 218,979 shares issuable pursuant to a Stock Purchase Agreement executed subsequently. You have registered 382,880 shares at this time. Please advise as to how you have arrived at this amount.
Response: The Company agrees with the Staff that the aggregate number of shares of the Company’s common stock owned by Janus Investment Fund (“JIF”), Janus Capital Funds (“JCF”), and Small Cap Growth Portfolio (“SCGP”) that are covered by the Registration Statement should be 351,563, and respectfully submits that that is the aggregate number of such shares reflected for said entities in the Selling Shareholders table located on page 6 of the Amendment, in the column captioned “Number of Shares Being Offered”, as follows: JIF, 318,065 shares; JCF, 28,675 shares; and SCGP, 4,823 shares.
Incorporation of Certain Documents by Reference, page 10
2.	Comment: Please update your documents incorporated by reference to include your recently filed Form 8-K filed on October 18, 2007.
Response: In response to the Staff’s comment, the Company has updated, on pages 10 and 11 of the Amendment, the list of its documents incorporated by reference to include all applicable documents filed with the Commission since the filing of Amendment No. 1 to the Registration Statement.
Exhibit 5.1
3.	Comment: The legal opinion states that the shares were, when issued, validly issued, fully paid and non-assessable. Counsel must opine that the shares when sold will be validly issued, fully paid and non-assessable. Please revise.
Response: In response to the Staff’s comment, the Company has included a revised legal opinion of Akerman Senterfitt, special Florida counsel to the Company, as Exhibit 5.1 to the Amendment.
* * * * * *
Should you have any further questions or comments regarding the captioned filing, please direct them to the undersigned at (310) 451-8302.
Very truly yours,
/s/ Brian A. Sullivan
Brian A. Sullivan, Esq.
Enclosure

cc:	Scott Anderegg, Staff Attorney
Mara Ransom, Legal Branch Chief
Securities and Exchange Commission

Michael J. Wagner, Chief Executive Officer and President
Barry Hollingsworth, Chief Financial Officer
BabyUniverse, Inc.

Thomas Stephens
Bartlit Beck Herman Palenchar & Scott LLP

D. Thomas Triggs, Esq.
Owen M. Lewis, Esq.
Sullivan & Triggs, LLP

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